    As filed with the Securities and Exchange Commission on May 10, 2007

                                                     Securities Act No. 33-81800

                                        Investment Company Act File No. 811-8644
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                              --

                  Post-Effective Amendment No. 33                       [X]
                                               --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                  Amendment No. 35                                      [X]
                                --


                            THE COVENTRY FUNDS TRUST
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                               R. Jeffrey Young
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                             ----------------------
                     (Name and Address of Agent for Service)




It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on May 10, 2007 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(i)

[ ] on [  ] pursuant to paragraph (a)(i)

[ ] 75 days after filing pursuant to paragraph (a)(ii)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

                                   QUESTIONS?

                          Call 1-866-611-4967 or your

                           investment representative.



                         EM Capital India Gateway Fund

                                ---------------


                         PROSPECTUS DATED MAY 11, 2007


                                ---------------

                                   EM CAPITAL
                                MANAGEMENT, LLC
                               Investment Adviser

                             www.emcapitalfunds.com

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this                             3  EM Capital India Gateway Fund
important section for a
summary of the Fund's
investments, risks and fees.

                                                INVESTMENT OBJECTIVE AND STRATEGIES

                                      [ICON]
This section contains                             6  EM Capital India Gateway Fund
details on the Fund's                             7  Investment Risks
investment strategies and                         8  Risks of Investing in Foreign Securities Generally
risks.                                            8  Risks of Investing Primarily in India
                                                  9  Other Risks of Foreign Investment

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Consult this section to                          10  Pricing of Fund Shares
obtain details on how shares                     10  Purchasing and Adding to Your Shares
are valued, how to purchase,                     13  Selling Your Shares
sell and exchange shares,                        15  Distribution Arrangements/Sales Charges
related charges and payments                     21  Dividends, Distributions and Taxes
of dividends.

                                                FUND MANAGEMENT

                                      [ICON]
Review this section for                          23  The Investment Adviser
details on the people and                        23  Portfolio Managers
organizations who oversee                        24  The Distributor and Administrator
the Fund and its
investments.

 [ICON]

   RISK/RETURN SUMMARY AND FUND EXPENSES

                            RISK/RETURN SUMMARY OF THE FUND


    INVESTMENT OBJECTIVE              The Fund seeks long-term capital growth and income by investing primarily in a diversified portfolio of securities issued by Indian and Indian-related companies.
    PRINCIPAL                         The Fund invests, under normal circumstances, at least 80% of its net assets
    INVESTMENT STRATEGIES             plus the amount of any borrowings for investment purposes in publicly-traded common stocks, preferred stocks and convertible stocks of Indian companies listed on Indian stock exchanges. The Fund also may invest in Indian-related companies listed on global stock exchanges. Indian-related companies are those companies that derive 50% or more of their revenues or profits from operations in India. The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Indian companies.
                                      The Fund expects to invest at least 50% of its assets in the securities of small and mid-cap companies. Small and mid-cap companies for these purposes are companies with market capitalizations at the time of investment of less than $1.5 billion.
                                      The Fund intends to make its investments in Indian companies by investing through EM Capital Gateway (Mauritius), Ltd., a special purpose limited liability corporation registered in Mauritius, that was formed solely for the purpose of facilitating the Fund's purchase of Indian securities and that is regulated by the Securities and Exchange Board of India ("SEBI").
                                      The Fund also may invest indirectly in Indian companies through the purchase of participatory notes. The Fund will invest in participatory notes through
                                      EM Capital Gateway (Cayman) Ltd., a special purpose limited liability company organized in the Cayman Islands.
    PRINCIPAL                         Because the value of the Fund's investments will fluctuate with market
    INVESTMENT RISKS                  conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings. In addition, because the Fund invests primarily in securities issued by Indian and Indian-related firms, the Fund is subject to the political and economic risks associated with investment in India.
    WHO MAY                           Consider investing in the Fund if you are:
    WANT TO INVEST?                     - investing for a long-term goal such as retirement (five year or longer investment horizon)
                                        - looking to add a growth component to your portfolio
                                        - willing to accept higher risks of investing in the stock market in exchange for potentially higher long term returns
                                      This Fund will not be appropriate for someone:
                                        - seeking monthly income
                                        - pursuing a short-term goal or investing emergency reserves
                                        - seeking safety of principal
    FUND PERFORMANCE                  Because the Fund only commenced investment operations on May   , 2007, fund
                                      performance information is not yet presented.

   RISK/RETURN SUMMARY AND FUND EXPENSES


   This table describes the                    FEES AND EXPENSES
   fees and expenses that you
   may pay if you buy and
   hold shares of the Fund.


                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR       CLASS     CLASS     CLASS
                                          INVESTMENT)                             A         C         I
                                          --------------------------------------------------------------------------------
                                          Maximum sales charge (load)
                                          imposed
                                          on purchases                        5.00%(1)   None      None
                                          --------------------------------------------------------------------------------
                                          Maximum deferred sales charge
                                          (load)                              1.00%(2)   None      None
                                          --------------------------------------------------------------------------------
                                          Maximum sales charge (load)
                                          imposed on reinvested dividends      None      None      None
                                          --------------------------------------------------------------------------------
                                          Redemption fees(3)                  2.00%     2.00%     2.00%
                                          --------------------------------------------------------------------------------
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM
                                          FUND ASSETS)
                                          --------------------------------------------------------------------------------
                                          Management Fees(4)                  1.20%     1.20%     1.20%
                                          --------------------------------------------------------------------------------
                                          Distribution and Service (12b-1)
                                          Fees                                0.50%     1.00%     0.00%
                                          --------------------------------------------------------------------------------
                                          Other Expenses(5)                   1.75%     1.75%     1.75%
                                          --------------------------------------------------------------------------------
                                          Total Fund Operating Expenses(6)    3.45%     3.95%     2.95%
                                          Fee Waiver and/or Expense
                                          Reimbursement(6)                    1.15%     1.15%     1.15%
                                          --------------------------------------------------------------------------------
                                          Net Expenses(6)                     2.30%     2.80%     1.80%
                                          --------------------------------------------------------------------------------


                                (1.) The sales charge is eliminated in certain
                                     circumstances, such as for purchases of $1 million or more. See "Distribution Arrangements/Sales Charges."
                                (2.) A contingent deferred sales charge of 1%
                                     applies to redemptions made within 12
                                     months following certain purchases made
                                     without a sales charge.

                                (3.) Charged to shares redeemed within 90 days
                                     of purchase. Certain exemptions may apply.
                                     Please see page 21 for more information.

                                (4.) The Fund's investment management fee is
                                     reduced as net assets in the Fund increase,
                                     as follows: 1.20% of the first $500 million
                                     in net assets; 0.90% of the next $500
                                     million; 0.80% of the next $500 million;
                                     0.70% of the next $500 million; 0.65% of
                                     the next $1 billion; and 0.60% of net
                                     assets over $3 billion.
                                (5.) "Other Expenses" are estimated for the
                                     Fund's current fiscal year.
                                (6.) The Adviser has contractually agreed until
                                     April 30, 2008 to waive fees and/or
                                     reimburse the Fund certain expenses
                                     (excluding extraordinary expenses,
                                     brokerage costs, interest, taxes and
                                     dividends) to the extent necessary to
                                     maintain the Net Expenses for Class A,
                                     Class C and Class I Shares at 2.30%, 2.80%
                                     and 1.80%, respectively. The Fund has
                                     agreed to repay the Adviser for amounts
                                     waived or reimbursed by the Adviser
                                     pursuant to the expense limitation
                                     agreement provided that such repayment does
                                     not cause the Total Fund Operating Expenses
                                     for a class of shares to exceed the above
                                     limits and the repayment is made within
                                     three years after the year in which the
                                     Adviser incurred the expense.
 4

   RISK/RETURN SUMMARY AND FUND EXPENSES


                                                 EXPENSE EXAMPLE

                                                                                  1        3
                                                                                 YEAR    YEARS
                                                Class A                          $721   $1,405
                                                --------------------------------------------------------------------------------
                                                Class C                          $283   $1,099
                                                --------------------------------------------------------------------------------
                                                Class I                          $183   $  804

Use this table to compare fees
and expenses with those of other
mutual funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses
  - reinvestment of dividends and distributions
Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

 [ICON]

   INVESTMENT OBJECTIVE AND STRATEGIES

   EM CAPITAL INDIA GATEWAY FUND
   INVESTMENT OBJECTIVE


   The investment objective of the Fund is to seek long-term capital growth and income by investing primarily in a diversified portfolio of securities issued by Indian and Indian-related companies.


   POLICIES AND STRATEGIES


   The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in publicly-traded common stocks, preferred stocks and convertible stocks of Indian companies listed on Indian stock exchanges. The Fund also may invest in Indian-related companies listed on global stock exchanges. India-related companies are those companies that derive 50% or more of their revenues or profits from operations in India. The Fund invests in companies with a broad range of market capitalizations which may include small and mid-cap Indian companies.



   The Fund expects to invest at least 50% of its assets in the securities of small and mid-cap companies. Small and mid-cap companies for these purposes are companies with market capitalizations at the time of investment of less than $1.5 billion.



   EM Capital Management, LLC uses its proprietary Quantitative +
   Qualitative(TM) investment methodology that combines quantitative fundamental company valuation and portfolio risk management models with rigorous qualitative in-country research and due diligence, including as appropriate, company visits and management interviews.



   The Indian equity market currently comprises approximately 6,000 companies listed on the Indian stock exchanges. By allocating a portion of its assets to mid-cap and small-cap stocks, the Fund will invest in Indian companies that may experience higher growth rates than larger Indian companies and may provide the Fund with the opportunity to experience greater capital appreciation over time.



   The Fund intends to make its investments in Indian companies by investing through EM Capital Gateway (Mauritius), Ltd., a special purpose limited liability corporation, registered in Mauritius and regulated by the Mauritius Financial Services Commission. EM Capital Gateway (Mauritius), Ltd. was formed solely for the purpose of facilitating the Fund's investment in Indian securities and is regulated by the Securities and Exchange Board of India ("SEBI"). Investing through EM Capital Gateway (Mauritius) Ltd. provides the Fund with a tax efficient method of investing indirectly in the Indian stock market through local Indian brokers. Investing directly through Indian brokers provides the Fund access to a wide selection of small- and mid-cap Indian companies consistent with the Fund's investment strategies.



   The Fund also intends to invest through EM Capital Gateway (Cayman) Ltd., a special purpose limited liability company organized in the Cayman Islands. EM Capital Gateway (Cayman) Ltd. was formed solely for the purpose of facilitating the Fund's investments in participatory notes ("P-Note"). P-Notes, which are sold by major international securities firms, represent indirect investments in Indian securities. These indirect investments may provide tactical trading advantages to the Fund.


   Consistent with the Fund's investment objective, the Fund:

     - may invest in the following types of equity securities: common stocks, preferred stocks, securities convertible into or exchangeable for common stocks, warrants and any rights to purchase common stocks
     - may invest in fixed income securities consisting of corporate notes, bonds and debentures
 6

   INVESTMENT OBJECTIVE AND STRATEGIES


     - may invest in initial public offerings and shares offered prior to the commencement of public offerings
     - may invest in sponsored and unsponsored American Depositary Receipts
       (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs)
     - may invest in participatory notes which are financial instruments issued by major international investment firms that represent interests in the securities of Indian issuers
     - may invest in private investment in public entity investments
     - may invest in foreign currency transactions including forward contracts, options and swaps
     - may invest in futures contracts and options thereon
     - may invest in foreign government obligations and supranational obligations
     - may invest in call options and put options
     - may invest in restricted and illiquid securities
     - may invest in commercial paper
     - may engage in repurchase transactions and reverse repurchase transactions
     - may invest in securities of other investment companies including exchange traded funds
     - may invest in short-term money market instruments and bank obligations
     - may invest in U.S. Treasury securities including Treasury bills, Treasury notes and Treasury bonds
     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government
     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

   In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments and repurchase agreements.

   INVESTMENT RISKS


   RISK FACTORS


   An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

   Generally, the Fund will be subject to the following risks:


   MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

   INVESTMENT OBJECTIVE AND STRATEGIES



   SMALL AND MID-SIZED COMPANY RISK: Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Mid-sized company risk is the possibility that the securities of medium-sized companies may under certain market conditions be more volatile and more speculative than the securities of larger companies. Market capitalization of a company is determined by multiplying the number of its outstanding shares by the current market price per share. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. Those factors also increase risks and make those companies more likely to fail than companies with larger market capitalizations.


-  RISKS OF INVESTING IN FOREIGN SECURITIES GENERALLY

   Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political, social and economic conditions, possible security illiquidity, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

   In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency, and balance of payments position. Also, certain investments in foreign securities also may be subject to foreign withholding taxes.

-  RISKS OF INVESTING PRIMARILY IN INDIA

   The Fund will invest primarily in Indian and Indian-related securities. The value of the Fund's investments may therefore be adversely affected by political and social instability in India and by changes in economic or taxation policies in the country. Investments in Indian securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in India. India is considered to still be an emerging market nation and, as a result, has historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Emerging market nations may be characterized by political uncertainty and instability. In addition, there may be a risk of the possibility of expropriation of assets, confiscatory taxation, difficulty in obtaining or enforcing a court judgment, economic, political or social instability, and diplomatic developments that could affect investments in India.

   INVESTMENT OBJECTIVE AND STRATEGIES




   OTHER RISKS OF FOREIGN INVESTMENT
   OVERSEAS EXCHANGES RISK: The Fund will engage in transactions on a number of overseas stock exchanges. It is possible that market practices relating to clearance and settlement of securities transactions and custody of assets can pose increased risk to the Fund and may involve delays in obtaining accurate information on the value of securities (which may, as a result affect the calculation of the Fund's net asset value per share ("NAV")).

   FOREIGN CURRENCY RISK: Although the Fund will report its net asset value and pay dividends in U.S. dollars, foreign securities often are purchased with and make interest payments in foreign currencies. Therefore, when the Fund invests in foreign securities, it will be subject to foreign currency risk, which means that the Fund's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

   CURRENCY HEDGING RISK: The Fund may engage in various investments that are designed to hedge the Fund's foreign currency risks. While these transactions will be entered into to seek to manage these risks, these investments may not prove to be successful or may have the effect of limiting the gains from favorable market movements.

 [ICON]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of
   the Fund's investments and
   other assets, subtracting
   its liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:
              NAV =
   Total Assets - Liabilities
   --------------------------
        Number of Shares
           Outstanding

   You may find the Fund's NAV
   in certain newspapers.

   ---------------------------
Per share net asset value (NAV) for the Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern time on days the Exchange is open for business.
Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund plus any applicable sales charge. This is what is known as the offering price.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in accordance with procedures established by, and under the supervision of, the Fund's Trustees.

   PURCHASING AND ADDING TO YOUR SHARES
You may purchase the Fund through the Distributor or through investment representatives, who may charge fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.


                                                                                 CLASS A AND CLASS C
                                                                                       SHARES*
                                                                               -----------------------
                                                                                MINIMUM      MINIMUM
                                                                                INITIAL     SUBSEQUENT
                                                           ACCOUNT TYPE        INVESTMENT   INVESTMENT
                                                     Regular
                                                     (non-retirement)            $1,000        $100
                                                     -------------------------------------------------
                                                     Retirement                  $  500        $100
                                                     -------------------------------------------------
                                                     Automatic Investment
                                                     Plan Regular                $1,000        $100
                                                     -------------------------------------------------
                                                     Automatic Investment
                                                     Plan Retirement             $  500        $100


* The minimum initial investment for all account types in Class I shares is $100,000.
All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler's checks, money orders, credit card convenience checks and cash are not accepted.

The Fund may waive its minimum purchase requirement and it may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

   To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth, and identification number. We may require other information that will allow us to identify you.

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   Initial Investment:
   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check or certified check payable to "EM Capital India Gateway Fund."


   3. Mail to: EM Capital India Gateway Fund, P.O. Box 182626, Columbus, OH 43218-2626


   Subsequent:
   1. Use the investment slip attached to your account statement. Or, if unavailable,

   2. Include the following information on a piece of paper:
      - Fund name
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.


   3. Mail to: EM Capital India Gateway Fund, P.O. Box 182626, Columbus, OH 43218-2626


   BY OVERNIGHT SERVICE

   SEE INSTRUCTIONS 1-2 ABOVE FOR SUBSEQUENT INVESTMENTS.


   3. Send to: EM Capital India Gateway Fund,

      Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219.

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.


   Please call 1-866-611-4967 for instructions on opening an account or purchasing additional shares by wire transfer.

   SHAREHOLDER INFORMATION


   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.

   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments in the Fund from your bank account. Automatic investments can be as little as $100, once you've invested the $1,000 minimum required to open the account.

   To invest regularly from your bank account:

   - Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:
      - Your bank name, address and ABA number

      - Your checking or savings account number

      - The amount you wish to invest automatically (minimum $100)

      - How often you want to invest (monthly or quarterly)

      - Attach a voided personal check or savings deposit slip.

   PURCHASES MADE THROUGH CERTAIN SELECTED DEALERS

   Shares of the Fund may also be purchased through certain broker-dealers or other financial intermediaries that have entered into selling agreements or related arrangements with the Fund or the Distributor. If you invest through such entities, you must follow their procedures for buying and selling Fund shares. Please note that such financial intermediaries may charge you fees in connection with purchases of Fund shares. Such broker-dealers or financial intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of the Fund. If the broker-dealer or financial intermediary submits trades to the Fund, the Fund will use the time of day when such entity or its designee receives the order to determine the time of purchase or redemption, and will process the order at the next closing price computed after acceptance. The Adviser may make payments to such entities out of its own resources in connection with certain administrative services provided by them in connection with the Fund.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS
   All dividends and distributions will be automatically reinvested unless you request otherwise. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION AND MAY BE SUBJECT TO INCOME TAX.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
                                   WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
                                   As a mutual fund shareholder, you are
                                   technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

   BY TELEPHONE (unless you have declined telephone sales privileges)


   1. Call 1-866-611-4967 with instructions as to how you wish to receive your funds (check, wire, electronic transfer).


   BY MAIL


   1. Call 1-866-611-4967 to request redemption forms or write a letter of instruction indicating:

      - your Fund and account number
      - amount you wish to redeem
      - address where your check should be sent
      - account owner signature


   2. Mail to: EM Capital India Gateway Fund, P.O. Box 182626 Columbus, OH 43218-2626


   BY OVERNIGHT SERVICE

   SEE INSTRUCTION 1 ABOVE UNDER "BY MAIL."

   2. Send to: EM Capital India Gateway Fund, Attn: Shareholder Services, 3435 Stelzer Road, Columbus, OH 43219

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund may charge a wire transfer fee.
   Note: Your financial institution may also charge a separate fee.


   Call 1-866-611-4967 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   AUTOMATIC WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly or quarterly basis. The minimum withdrawal is $100. To activate this feature:

     - Make sure you've checked the appropriate box and completed the Automatic Withdrawal section of the Account Application. Or call 1-866-611-4967.




         - Include a voided personal check.
     - Your account must have a value of $5,000 or more to start withdrawals.
     - If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is
   received by the Fund, its
   transfer agent, or your
   investment representative.
   Normally you will receive
   your proceeds within a
   week after your request is
   received. See section on
   "General Policies on
   Selling Shares" below.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemptions in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Redemption requests requiring a signature guarantee. Signature guarantees are required in the following situations:
     - Your account address has changed within the last 15 business days
     - The check is not being mailed to the address on your account
     - The check is not being made payable to the owner(s) of the account
     - The redemption proceeds are being transferred to another Fund account with a different registration
     - The redemption proceeds are being wired to bank instructions currently not on your account

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, which are members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program), but not from a notary public. Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 10 DAYS OF SHARES PURCHASED BY CHECK

   When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal funds wire.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect the Fund's operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.
 14

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE DISTRIBUTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks are returned and marked as "undeliverable" or remain uncashed for six months, your account may be changed automatically so that all future distributions are reinvested in your account.

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   This section describes the sales charges and fees you will pay as an investor in the Fund and ways to qualify for reduced sales charges. You may also obtain information about the Fund's sales charges and ways to reduce sales charges through the use of breakpoints and waiver arrangements by visiting the Fund's website at http://www.emcapitalmanagement.com.

                                        CLASS A                 CLASS C                 CLASS I

   Sales Charge (Load)            Front-end sales         No front-end sales      No front-end sales
                                  charge; reduced         charge or contingent    charge or contingent
                                  sales charges           sales charge.           sales charge.
                                  available. A
                                  contingent deferred
                                  sales charge of 1%
                                  applies to
                                  redemptions made
                                  within 12 months
                                  following certain
                                  purchases made
                                  without a sales
                                  charge.



   Distribution and               Subject to annual       Subject to annual       No distribution and
   Service (12b-1) Fee            distribution and        distribution and        shareholder
                                  shareholder             shareholder             servicing fees.
                                  servicing fees of up    servicing fees of up
                                  to 0.50% of the         to 1.00% of the
                                  Fund's total assets     Fund's total assets
                                  applicable to Class     applicable to Class
                                  A shares.               C shares.



   Fund Expenses                  Lower annual            Higher annual           Lower annual
                                  expenses than Class     expenses than Class     expenses than Class
                                  C shares; higher        A and Class I           A and Class C
                                  annual expenses than    shares.                 shares.
                                  Class I shares.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CALCULATION OF SALES CHARGES

   CLASS A SHARES

   Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates for the Class A shares of the Fund are as follows:


                                                                                               DEALER
                                                         SALES CHARGE     SALES CHARGE       COMMISSION
                            YOUR                          AS A % OF         AS A % OF        AS A % OF
                         INVESTMENT                     OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
      Less than $50,000                                      5.00%            5.26%             4.50%
      $ 50,000 but less than $100,000                        4.00%            4.17%             3.65%
      $100,000 but less than $250,000                        3.75%            3.90%             3.40%
      $250,000 but less than $500,000                        3.00%            3.09%             2.75%
      $500,000 but less than $1,000,000                      2.00%            2.04%             1.75%
      $1,000,000(1) or more                                  None             None              None


   (1) There is no initial sales charge on purchase of $1 million or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first 12 months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. For sales of $1 million or more, payments may be made to those broker-dealers having at least $1 million of assets invested in the Fund, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS

   Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances:

   LETTER OF INTENT -- You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

   RIGHTS OF ACCUMULATION -- When the value of shares you already own in all share classes plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

   REINSTATEMENT PRIVILEGE

   If you have sold Class A shares and decide to reinvest in the Fund within a 120 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.

   SALES CHARGE WAIVERS

   The sales charge will not apply to purchases of Class A shares by:

   (1) BISYS or any of its affiliates;

   (2) Trustees or officers of the Fund;

   (3) Officers, directors and employees of EM Capital Management, LLC and their immediate families;


   (4) Employees of investment dealers and registered investment advisers authorized to sell the Fund;



   (5) Institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) that have received authorization from the Distributor;


   (6) Accounts that are held with certain selected financial intermediaries that have entered into service agreements that have received authorization from the Distributor.

   For these purposes, "immediate family" is defined to include a person's spouse, parents and children.

   The Adviser, at its expense, may provide compensation to dealers in connection with sales of shares of the Fund.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS C SHARES

   Class C shares are sold without any initial sales charge or contingent sales charge.

   CLASS I SHARES

   Class I Shares are sold without any initial sales charge, with a minimum initial investment of $100,000 to the following:

   (1) Accounts for which the Adviser or any of its affiliates act as fiduciary, agent, investment adviser or custodian.

   (2) Institutional investors (such as qualified retirement plans, wrap fee plans and other programs charging asset-based fees) that have received authorization from the Distributor.

   (3) Advisory clients of EM Capital Management, LLC with a fee-based asset management account.

   For these purposes, "immediate family" is defined to include a person's spouse, parents and children. The initial investment minimum may be waived for persons affiliated with the Adviser and its affiliated entities.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

   The 12b-1 fees vary by share class as follows:

   - Class A shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the Fund attributable to Class A shares. This will cause expenses for Class A shares to be higher and dividends to be lower than for Class I shares.

   - Class C shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund attributable to Class C shares. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A and Class I shares.

   - The higher 12b-1 fee on Class C shares helps the Distributor sell Class C shares without an "up-front" sales charge.

   - The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution, as applicable.

   Long-term shareholders of Class A shares and Class C shares may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

   Class I shares are not subject to any 12b-1 distribution or service fees.

   The Adviser, at its expense, may provide compensation to dealers in connection with sales of shares of the Fund.

   SHAREHOLDER INFORMATION


   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS -- ADDITIONAL PAYMENTS


   The Adviser has entered into an agreement with the Distributor whereby the Adviser has agreed that, in the event that the Fund's 12b-1 fees are not sufficient to pay for certain distribution activities described elsewhere in this Prospectus and disclosed above, the Adviser will use its own resources to pay the Distributor for the portion of distribution activities not paid for by the Fund's 12b-1 fees. Such payments by the Adviser may be made, among other things, to supplement commissions re-allowed to dealers, or more generally to promote the sale of Fund shares or to service Fund shareholders. Among other things, such payments may include, but are not limited to: (1) due diligence payments for a broker-dealer's examination of the Fund and payments for employee training and education in relation to the Fund; (2) listing fees for the placement of the Fund on a broker-dealer's list of mutual funds available for purchase by its clients; (3) marketing support fees for providing assistance in promoting the sale of Fund shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Fund shares; and (5) payments for the sale of Fund shares and/or the maintenance of Fund share balances. These payments will not change the price an investor will pay for Fund shares. In some circumstances, the payments may create an incentive for a dealer, other organizations and their investment professionals to recommend or sell Fund shares to a client over shares of other mutual funds. For more information, please contact your investment professional.


   FREQUENT TRADING POLICY

   Frequent trading into and out of the Fund can have adverse consequences for the Fund and for long-term shareholders in the Fund. The Fund believes that frequent or excessive short-term trading activity by shareholders of the Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Fund to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Fund therefore discourages frequent purchases and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Fund to curtail frequent or excessive short-term trading by shareholders. As described immediately below, the Fund changes a redemption fee of 2.00% of the total redemption amount on the sale of shares held for less than 90 days. At the present time the Fund does not impose limits on the frequency of purchases and redemptions. The Fund reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Fund, including suspending or terminating trading privileges in Fund shares, for any investor whom the Fund believes has a history of abusive trading or whose trading, in the judgment of the Fund, has been or may be disruptive to the Fund.
 20

   SHAREHOLDER INFORMATION




   REDEMPTION FEE

   The Fund charges a redemption fee of 2.00% of the total redemption amount if you sell your shares within 90 days of purchase, subject to certain exceptions and limitations as described below. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. The redemption fee will not apply to shares representing the reinvestment of dividends and capital gains distributions. The redemption fee may not apply in certain circumstances such as redemptions of shares through systematic withdrawal plans, redemptions of shares purchased via an automatic investment plan, redemptions requested within 90 days following the death or disability of the shareholders (or, if a trust, its beneficiary), and redemptions requested pursuant to minimum required distributions from retirement plans or redemptions initiated by the Fund.

   DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income the Fund receives in the form of interest and dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains for the Fund are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Taxation on capital gains will vary with the length of time the Fund has held the security -- not how long the shareholder has been in the Fund.

   Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

   Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Fund are generally taxed to individual taxpayers:

   - Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

   - Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

   - A shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

   - Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

   SHAREHOLDER INFORMATION


   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

   The Fund is required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

 [ICON]

   FUND MANAGEMENT



   THE INVESTMENT ADVISER


   The Fund's investment adviser is EM Capital Management, LLC
   (www.emcapitalmanagement.com), located in the United States at 61 Moraga Way, Suite 7, Orinda, California 94563. EM Capital Management, LLC also has offices in New Delhi, India, located at 15 Birbal Road, Jangpura Extension, New Delhi, 110014, India, through its domestic affiliate, EM Capital India Advisory Private, Limited. The investment adviser manages the Fund's investments and provides the Fund with operating facilities under the direction of the Board of Trustees.



   Mr. G. W. Bajpai, former Chairman of the Securities Exchange Board of India, serves as the Non-Executive Chairman of EM Capital Management, LLC. Mr. Bajpai also is a former Chairman of Life Insurance Corporation of India, India's largest insurance company. The Senior Officers of EM Capital Management, LLC, Robert K. Bell, Dhruba Gupta and Seth R. Freeman, also serve as Lead Portfolio Manager and Co-Portfolio Managers, respectively. Their titles and brief biographies appear in the "Portfolio Managers" section below.


   As compensation for its advisory and management services to the Fund, the investment adviser receives an annual fee that is computed and accrued daily and payable monthly. The investment advisory fee paid by the Fund on an annual basis based on the net assets of the Fund is as follows: 1.20% of the first $500 million; 0.90% of the next $500 million; 0.80% of the next $500 million; 0.70% of the next $500 million; 0.65% of the next $1 billion; and 0.60% of the net assets over $3 billion. The investment adviser may, from time to time, waive some or all of the investment advisory fee payable to it.

   Information regarding the factors considered by the Board of Trustees of the Fund in connection with their approval of the Investment Advisory Agreement with respect to the Fund is provided in the Fund's Annual Report to Shareholders.

   PORTFOLIO MANAGERS


   The following individuals serve as portfolio managers for the Fund and are primarily responsible for the day-to-day management of the Fund's portfolio:

   ROBERT K. BELL, CHARTERED FINANCIAL ANALYST. Mr. Bell serves as Lead Portfolio Manager for the Fund. He is a co-founder of EM Capital Management, LLC. Mr. Bell is the Chief Investment Officer of the Adviser and he has over ten years of investment management experience. Prior to becoming one of the founders of the Adviser in 2005, Mr. Bell previously served as the Director of Global Investment Implementation at the investment management firm AXA Rosenberg. Mr. Bell holds an MBA in Finance from the Haas School at the University of California, Berkeley and an MS in Mathematics from the University of Waterloo.

   DHRUBA GUPTA, CA. Mr. Gupta serves as Co-Portfolio Manager for the Fund. Mr. Gupta is the Chief Executive Officer of EM Capital India Advisory Private, Limited located in New Delhi, India and he is a co-founder of EM Capital Management, LLC. Mr. Gupta provides local market research and analysis and is responsible for managing the Adviser's day-to-day operations in India. Prior to becoming one of the founders of the Adviser, Mr. Gupta served as Special Advisor to the Chairman of IFCI Bank, a large Indian economic development bank. Mr. Gupta has also previously consulted on India policy, infrastructure and investment strategies to both foreign and India corporations as well as the

   FUND MANAGEMENT



   Organization for Economic Co-Operation and Development (the "OECD"). Prior to returning to India, Mr. Gupta served as Deputy Treasurer of the International Monetary Fund (the "IMF") for the last seven years of his 29-year career with the IMF. Mr. Gupta is a Chartered Accountant and holds a BS in Economics for the London School of Economics and an M. Phil. in Economics from George Washington University.


   SETH R. FREEMAN. Mr. Freeman serves as Co-Portfolio Manager of the Fund. Mr. Freeman is the Chief Executive Officer and a co-founder of EM Capital Management, LLC and he is based in the Adviser's California office. Mr. Freeman is also the Chief Executive Officer and founder of EM Capital, Inc., an international financial and investment advisory firm specializing in emerging markets focused on India and Latin America. From 1996 to 1997, Mr. Freeman served as Senior Emerging Markets consultant to Barr Rosenberg Investment Management. Mr. Freeman holds an MBA in International Management from Thunderbird, the American Graduate School of International Management and a BA in Management from St. Mary's College of California. Mr. Freeman is a Certified Insolvency and Restructuring Advisor (CIRA).

   The Statement of Additional Information has more detailed information about the Adviser and the other service providers as well as additional information about the portfolio managers' compensation arrangements, other accounts managed, as applicable, and ownership of securities of the Fund.

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Limited Partnership is the Fund's distributor and BISYS Fund Services Ohio, Inc. is the Fund's administrator. Their address is 3435 Stelzer Road, Columbus, OH 43219.

   CAPITAL STRUCTURE. The Coventry Funds Trust was organized as a Massachusetts business trust in 1994 and overall responsibility for the management of the Fund is vested in the Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held and will vote in the aggregate and not by series except as otherwise expressly required by law.



   DISCLOSURE OF FUND PORTFOLIO HOLDINGS

   A complete list of the Fund's portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is provided in the Statement of Additional Information (SAI).

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN RECEIVE FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER THAT SELLS THE FUND. YOU MAY ALSO VISIT THE FUND'S WEBSITE AT
HTTP://WWW.EMCAPITALMANAGEMENT.COM TO OBTAIN FREE COPIES OF REPORTS AND THE SAI. OR CONTACT THE FUND AT:

                            EM CAPITAL INDIA GATEWAY FUND

                            P.O. BOX 182626


                            COLUMBUS, OHIO 43218-2626


                            TELEPHONE:1-866-611-4967


You can review the Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-202-942-8090, or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

                                   EM Capital
                               India Gateway Fund




                           AN INVESTMENT PORTFOLIO OF
                            THE COVENTRY FUNDS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION


                                  May 11, 2007



This Statement of Additional Information is not a prospectus but should be read in conjunction with the prospectus for the EM Capital India Gateway Fund (the "Fund") dated the same date as the date hereof (the "Prospectus"). The Fund is a separate investment series of The Coventry Funds Trust (the "Trust"), an open-end management investment company. This Statement of Additional Information is incorporated in its entirety into the Prospectus. Copies of the Prospectus may be obtained by writing the EM Capital India Gateway Fund, at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free 1-866-611-4967.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVE AND POLICIES............................................3
Additional Information on Portfolio Instruments..............................3
MATTERS WITH RESPECT TO INVESTMENT IN INDIA.................................19
INVESTMENT RESTRICTIONS.....................................................21
Portfolio Turnover..........................................................23
NET ASSET VALUE............................................................ 23
Additional Purchase and Redemption Information..............................24
MANAGEMENT OF THE TRUST.....................................................25
Trustees and Officers.......................................................25
Investment Adviser..........................................................29
Portfolio Manager Information...............................................30
Code Of Ethics..............................................................31
Portfolio Transactions......................................................31
Administrator, Transfer Agent and Fund Accounting Services..................33
Distributor.................................................................34
Custodian...................................................................36
Independent Registered Public Accounting Firm...............................36
Legal Counsel...............................................................36
ADDITIONAL INFORMATION......................................................36
Description Of Shares.......................................................36
Vote of a Majority of the Outstanding Shares................................37
Additional Tax Information..................................................38
Performance Calculations....................................................44
Performance Comparisons.....................................................47
Principal Shareholders......................................................48
Proxy Voting................................................................48
Disclosure of Fund Portfolio Holdings.......................................49
MISCELLANEOUS...............................................................50
FINANCIAL STATEMENTS........................................................50



                                     - 2 -
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                       STATEMENT OF ADDITIONAL INFORMATION

                            THE COVENTRY FUNDS TRUST

         The Coventry Funds Trust (the "Trust") is an open-end management investment company which currently offers its shares in separate investment series. This Statement of Additional Information deals with one such investment series, the EM Capital India Gateway Fund (the "Fund"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Capitalized terms not defined herein are defined in the Prospectus. No investment in Shares of the Fund should be made without first reading the Prospectus.

                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         The following policies supplement the investment objective and policies of the Fund as set forth in the Prospectus. The Board of Trustees of the Fund may change the Fund's investment objective without a shareholder vote upon a 60-day written notice. The Fund will invest in the following portfolio instruments either directly or through one or more special purpose vehicles.

         Foreign (Non-U.S.) Securities. The Fund invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes in publicly-traded common stocks, preferred stocks and convertible stocks of Indian companies listed on Indian stock exchanges and Indian-related companies listed on global stock exchanges. Indian-related companies are those companies that derive 50% or more of their revenues or profits from operations in India. Investing in securities issued by foreign companies, such as Indian and Indian-related companies, involves inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in exchange control regulations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the U.S., and foreign securities markets may be not as large or liquid as in the U.S. Investments in foreign countries could be affected by other factors not present in the U.S., including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations which could extend settlement periods.

         The Fund may invest in companies located in developing countries, such as India, which present greater risks than investing in foreign issuers based in more developed markets in general. A number of developing countries, including India, restrict foreign investments in stocks. Repatriation of investment income, capital and the proceeds of sales by foreign investors may be more difficult, and may require governmental registration and/or approval in some developing countries. A number of currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Many of the developing countries securities



                                     - 3 -
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markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility.

         Depositary Receipts The Fund may also invest in American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs). ADRs are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in the European securities markets. GDRs are depositary receipts issued on a global basis and are typically offered through global banking institutions and their branches.

         Participatory Notes. Participatory notes are financial instruments that are issued by major international investment firms which represent interests in securities of Indian issuers. Participatory notes allow the purchaser to receive exposure to Indian investment performance without directly acquiring the securities of Indian issuers. Participatory notes are not currently regulated by Indian securities authorities, but they may become subject to investment limitations imposed by the Government of India in order to limit their use by Indian citizens.

         Common Stocks. The Fund may invest in common stocks, which include the common stock of any class or series of corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company's capital structure. The Fund may also invest in warrants and rights related to common stocks.

         Convertible Securities. The Fund may invest in convertible securities, including debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

         The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are generally subordinate to the claims of other creditors, and senior to the claims of preferred and common stockholders. In the case of convertible preferred stock, the holder's claims on assets and earnings are subordinate to the claims of all creditors and are senior to the claims of common stockholders. As a result of their ranking in a company's capitalization, convertible securities that are rated by nationally recognized statistical rating organizations are generally rated below other obligations of the company and many convertible securities are not


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rated. The Fund does not have any rating criteria applicable to their investments in any securities, convertible or otherwise.

         Preferred Stock. The Fund may invest in preferred stock. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of the preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. The Fund may purchase preferred stock of companies which have also issued other classes of preferred stock or debt obligations that may take priority as to payment of dividends over the preferred stock held by the Fund.

         Warrants. The Fund may invest in warrants. The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

         Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor's risk, however, in the event of a decline in the value of the underlying security and can result in a complete loss of the amount invested in the warrant. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

         Foreign Currency Transactions. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.


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         The Fund may enter into forward foreign currency exchange contracts
(forward contracts) in order to protect against possible losses on foreign investments resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price on a future date which is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the price at which they are buying and selling various currencies. However, forward contracts may limit the potential gains which could result from a positive change in such currency relationships.

         The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. As with other kinds of options, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount, of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring loses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuation in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs. See generally the discussion below on "Options."

         The Fund may enter into interest rate swaps on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets (marked to market daily) having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If the Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Fund will not enter into any interest rate swap transactions unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization ("NRSRO") at the time of entering into such transaction. The Fund's Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund, subject to the segregation requirement described above. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not


                                     - 6 -
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collateralized defaults, The Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive.

         Futures Contracts. The Fund may invest in futures contracts and options thereon (stock index futures contracts or interest rate futures or options) to hedge or manage risks associated with the Fund's securities investments. Although techniques other than sales and purchases of futures contracts could be used to reduce the Fund's exposure, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A stock index futures contract is an agreement in which one party agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value (which assigns relative values to the common stocks included in the index) at the close of the last trading day of the contract and the price at which the agreement is originally made. No physical delivery of the underlying stock in the index is contemplated.

         To enter into a futures contract, an amount of cash and cash equivalents, equal to the market value of the futures contract, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position. Brokerage fees are also incurred when a futures contract is purchased or sold.

         Although futures contracts typically require future delivery of and payment for financial instruments, the futures contracts are usually closed out before the delivery date.

         Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract.

         As an example of an offsetting transaction in which the financial instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (e.g., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

         Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be



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possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, the Fund might be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to hedge or manage risks effectively.

         The Fund will not enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if such non-hedging positions would exceed the limitations established in CFTC regulations. Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 5% of the fair market value of the Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the aggregate net notional value of non-hedging futures contracts and related options may not exceed the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

         The Fund will not enter into futures contracts for speculation and will only enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the CFTC. Futures are also traded in various overseas markets.

         The Fund may enter into real estate related futures contracts as a hedge against changes in prevailing levels of real estate stock values in order to establish more definitely the effective return on securities held or intended to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected declines in real estate stock values, and purchases of futures in anticipation of purchasing underlying index stocks prior to the availability of sufficient assets to purchase such stocks or to offset potential increases in the prices of such stocks. When selling options or futures contracts, the Fund will segregate cash and liquid securities to cover any related liability.

         The Fund may enter into stock index futures contracts. A stock index contract such as the S&P 500 Stock Index Contract, for example, is an agreement to take or make delivery at a specified future date of an amount of cash equal to $500 multiplied by the difference between the value of the stock index at purchase and at the close of the last trading day of the contract. In order to close long positions in the stock index contracts prior to their settlement date, the Fund will enter into offsetting sales of stock index contracts.

         Using stock index contracts in anticipation of market transactions involves certain risks. Although the Fund may intend to purchase or sell stock index contracts only if there is an active



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market for such contracts, no assurance can be given that a liquid market will exist for the contracts at any particular time. In addition, the price of stock index contracts may not correlate perfectly with the movement in the stock index due to certain market distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the stock index and movements in the price of stock index contracts, a correct forecast of general market trends may not result in a successful anticipatory hedging transaction.

         Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Fund, whose business activity involves investment or other commitments in debt securities, equity securities, or other obligations, use the futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or expected to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or securities prices.

         The Fund's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns, or futures contracts will be purchased to protect the Fund against an increase in the price of securities it has a fixed commitment or expectation to purchase.

         "Margin" with respect to futures and futures contracts is the amount of funds that must be deposited by the Fund with a broker in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit ("initial margin") is intended to assure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("margin variation"). However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily net asset values, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

         The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.



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         At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities or currencies, including technical influences in futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund segregates and commits to back the futures contract with cash or liquid securities equal in value to the current value of the underlying instrument less the margin deposit.

         Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Successful use of futures by the Fund is subject to the Adviser's ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the securities that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

         The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Call Options. The Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. The purpose of writing covered call options is to generate additional premium income for the Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of the Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Fund will write only covered call options and will normally not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering all call options would exceed 25% of the market value of its net assets.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, the Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's Custodian.

         The Trust, on behalf of the Fund, has filed with the National Futures Association, a notice claiming an exemption from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to the Fund's operations. Accordingly, the Fund is not subject to registration or regulation as a commodity pool operator.

         The premium received is the market value of an option. The premium the Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for such option. The premium received by the Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. The Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         Writing Covered Put Options. The Fund may write covered put options. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

         The Fund may write put options only on a covered basis, which means that the Fund would maintain in a segregated account cash and liquid securities in an amount not less than the exercise price at all times while the put option is outstanding. (The rules of the Options Clearing Corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) The Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security would decline below the exercise price less the premiums received.

         Purchasing Put Options. The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

         The Fund may purchase a put option on an underlying security (a "protective put") owned as a defensive technique in order to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security where the Adviser deems it desirable to continue to hold the security because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security is eventually sold.

         The Fund may also purchase put options at a time when the Fund does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

         The Fund will commit no more than 5% of its assets to premiums when purchasing put options. The premium paid by the Fund when purchasing a put option will be recorded as an asset in the Fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the Fund's net asset value per share is computed (close of trading on the New York Stock Exchange), or, in the absence of such sale, the latest bid price. The asset will be extinguished upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security upon the exercise of the option.

         Purchasing Call Options. The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The Fund may also purchase call options in order to acquire the underlying securities. Examples of such uses of call options are provided below.

         Call options may be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund involved to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         The Fund will commit no more than 5% of its assets to premiums when purchasing call options. The Fund may also purchase call options on underlying securities it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the Fund's current return. For example, where the Fund has written a call option on an underlying security having a current market value below the price at which such security was purchased by the Fund, an increase in the market price could result in the exercise of the call option written by the Fund and the realization of a loss on the underlying security with the same exercise price and expiration date as the option previously written.

         Options on Futures Contracts. Options on futures contracts are similar to options on fixed income or equity securities or options on currencies, except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference on the expiration date between the exercise price of the option and the closing level of the securities upon which the futures contracts are based. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to purchasing call and put options on futures, the Fund may purchase call and put options on the underlying securities. Such options would be used in a manner identical to the use of options on futures contracts. To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then currently held by the Fund, the Fund may seek to close out an option position by selling an option covering the same securities or contract and having the same exercise price and expiration date.

         Restricted and Illiquid Securities. Restricted securities are subject to restrictions on resale under federal securities law. Under criteria established by the Fund's Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit its purchase, together with other illiquid securities including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to no more than 15% of its net assets.

         Restricted securities in which the Fund may invest may include commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Adviser believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Adviser, as liquid and not subject to the investment limitations applicable to illiquid securities.

         Bank Obligations. The Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits.

         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and demand and time deposits will be those of domestic banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Fund may purchase commercial paper consisting of issues rated at the time of purchase by one or more appropriate nationally recognized statistical rating organizations ("NRSRO") (e.g., Standard & Poor's Corporation and Moody's Investors Service, Inc.). The Fund may also invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated by an NRSRO that is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instruments.

         U.S. Government Obligations. The Fund may invest in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         Variable and Floating Rate Securities. The Fund may acquire variable and floating rate securities, subject to the Fund's investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such securities are frequently not rated by credit rating agencies; however, unrated variable and floating rate securities purchased by the Fund will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate security purchased by the Fund, the Fund may resell the security at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate security in the event the issuer of the security defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that there exists no readily available market for such security and the Fund is not entitled to receive the principal amount of a note within seven days, such a security will be treated as an illiquid security for purposes of calculation of the Fund's limitation on investments in illiquid securities, as set forth in the Fund's investment restrictions. Variable or floating rate securities may be secured by bank letters of credit.

         When-Issued Securities. The Funds may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When the Fund agrees to purchase securities on a "when-issued" basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account.

         Normally, the Fund's custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, the Fund's liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, the Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets.

         When the Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous. The Fund will engage in "when-issued" delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies and not for investment leverage.

         Repurchase Agreements. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund would acquire securities from banks and registered broker-dealers which the Adviser deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). This requirement will be continually monitored by the Adviser. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

         Reverse Repurchase Agreements. The Fund may borrow funds by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

         Securities of Other Investment Companies. The Fund may invest in securities issued by other investment companies in accordance with applicable provisions of the 1940 Act. Other investment companies, for these purposes, are deemed to include certain types of exchange traded funds ("ETFs") and may include ETFs that trade on foreign stock exchanges, including Indian stock exchanges. The statutory limitations of the 1940 Act with respect to the investment by the Fund in the securities of other investment companies, including ETFs, absent reliance on applicable exemptive relief, provides that the Fund may invest in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund, except as such securities may be acquired as part of a merger, consolidation or acquisition of assets and further, except as may be permitted by Section 12 of the 1940 Act or except as may be permitted by the Securities and Exchange Commission. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         Lending of Portfolio Securities. In order generate additional income, the Fund may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities pursuant to written guidelines approved by the Board of Trustees. The Fund must receive at least 100% collateral, or more, in the form of cash or government securities. The collateral must be valued daily, and should the market value of the loaded securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. The Fund does not have the right to vote securities on loan, but the Fund may terminate a loan and regain the right to vote if it deems it advisable to do so. In the event that the borrower defaults on its obligation to the Fund, the Fund could experience delays in recovering the securities and could possible losses. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions and entities determined to be creditworthy under guidelines established by the Board of Trustees that permit the Fund to loan up to 33 1/3% of the value of its total assets.

                   MATTERS WITH RESPECT TO INVESTMENT IN INDIA

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. For example, "Foreign Institutional Investors" ("FIIs") may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter exchange of India) subject to the conditions specified in the guidelines for Direct Foreign Investment by FIIs in India, (the "Guidelines") published in a Press Note dated September 14, 1992, issued by the Government of India, Ministry of Finance, Investment Division. FIIs have to apply for registration to the Securities and Exchange Board of India ("SEBI") and to the Reserve Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to take into account the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities. The Fund currently invests through an FII established in Mauritius that has received applicable registration approvals from the SEBI. FIIs are required to observe certain investment restrictions, including an ownership ceiling on the total issued share capital of any one company. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign corporate bodies substantially owned by non-resident Indians, may generally not exceed 40% of the issued share capital of most companies. Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities.

There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective or repatriate its income, gains and initial capital from these countries.

A high proportion of the shares of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment. In addition, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of the Indian securities markets may affect the Fund's ability to acquire or dispose of securities at the price and time that it wishes to do so.

There are currently 23 recognized stock exchanges in India, including the Over the Counter Exchange of India. Most stock exchanges are governed by regulatory boards. The Stock Exchange, Mumbai, (the "BSE") and the National Stock Exchange of India Limited (the "NSE") have nationwide trading terminals and, taken together, are the principal Indian stock exchanges in terms of the number of listed companies, market capitalization and trading volume. The securities market in India is substantially smaller, less liquid and significantly more volatile than the securities market in the United States. The relatively small market capitalizations of, and trading values on, the BSE and NSE may cause the Fund's investments in securities listed on these exchanges to be comparatively less liquid and subject to greater price volatility than comparable U.S. investments.

Indian stock exchanges, including the BSE and the NSE, have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again in the future, could affect the market price and liquidity of the Indian securities in which the Fund invests. In addition, the governing bodies of the various Indian stock exchanges have from time to time imposed restrictions on trading in certain securities, limitations on price movements and margin requirements. Disputes have also occurred from time to time among listed companies, the stock exchanges and other regulatory bodies, and in some cases those disputes have had a negative effect on overall market sentiment. Recently, there have been delays and errors in share allotments relating to initial public offerings, which in turn affect overall market sentiment and lead to fluctuations in the market prices of the securities of those companies and others in which the Fund may invest.

In addition to their smaller size, lesser liquidity and greater volatility, Indian securities markets are less developed than U.S. securities markets. Disclosure and regulatory standards are in many respects less stringent than U.S. standards. Indian issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an Indian issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with

U.S. generally accepted accounting principles. There is substantially less publicly available information about Indian issuers than there is about U.S. issuers.

Legal principles relating to corporate affairs and the validity of corporate procedures, directors' fiduciary duties and liabilities and shareholders' rights may differ from those that may apply in other jurisdictions. Shareholders' rights under Indian laws may not be as extensive as those that exist under the laws of the United States. The Fund may therefore have more difficulty asserting its rights as a shareholder of an Indian company in which it invests than it would as a shareholder of a comparable American company.

The value of the Fund's assets may be adversely affected by political, economic, social and other factors, changes in Indian law or regulations and the status of India's relations with other countries. In addition, the economy of India may differ favorably or unfavorable from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies and the Fund, market conditions, and prices and yields of securities held by the Fund.

There exists the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war or terrorist attacks) which could affect adversely the economy of India or the value of the Fund's investments.

The Indian population is comprised of diverse religious, linguistic and ethnic groups and religious and border disputes continue to pose problems for India. From time to time, India has experienced internal disputes between religious groups within the country. In addition, India has faced, and continues to face, military hostilities with neighboring countries and regional countries. These events could adversely influence the Indian economy and, as a result, negatively affect the Fund's investments.

                             INVESTMENT RESTRICTIONS

         The Fund's investment objective is a non-fundamental policy and may be changed without a vote of the holders of a majority of the Fund's outstanding Shares. The following investment restrictions may be changed with respect to a the Fund only by a vote of the majority of the outstanding Shares of the Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares").

         The Fund may not:

         1. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         2. Borrow money or issue senior securities except as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder;

         3. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions, and enter into repurchase agreements;

         4. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities and except as may be necessary to make margin payments in connection with derivative securities transactions;

         5. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities;"

         6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

         7. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund.

         If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause the Fund's investments in illiquid securities, repurchase agreements with maturities in excess of seven days and other instruments in the Fund which are not readily marketable to exceed the limit set forth in the Fund's Prospectus for its investment in illiquid securities, the Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, the Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

                               PORTFOLIO TURNOVER

         The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

         The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Fund and may result in additional tax consequences to the Fund's Shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.

                                 NET ASSET VALUE

         As indicated in the Prospectus, the net asset value of the Fund is determined and the Shares of the Fund are priced as of the Valuation Time on each Business Day of the Fund. A "Business Day" of the Fund is a day on which the New York Stock Exchange is open for trading and any other day (other than a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares of the Fund is received) during which there is sufficient trading in portfolio instruments that the Fund's net asset value per share might be materially affected. The New York Stock Exchange will not open in observance of the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The Fund does not expect to determine the net asset value of its shares on any day when the Exchange is not open for trading, even if there is sufficient trading in portfolio securities on such days to materially affect the net asset value per share.

         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair value in the Adviser's best judgment under procedures established by, and under the supervision of, the Trust's Board of Trustees.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Fund are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The Trust may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. Certain instruments, for which pricing services used for the Fund do not provide prices, may be valued by the Trust using methodologies similar to those used by pricing services, where such methodologies are believed to reflect fair value of the subject security. The methods used by the pricing service and the Trust and the valuations so established will be reviewed by the Trust under the general supervision of the Trust's Board of Trustees. Several pricing services are available, one or more of which may be used by the Adviser from time to time.

         Investments in securities for which market quotations are readily available are valued based upon their current available prices in the principal market in which such securities are normally traded. Unlisted securities for which market quotations are readily available are valued at such market value. Securities and other assets for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities (i.e., with maturities of 60 days or less) are valued at either amortized cost or original cost plus accrued interest, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Fund are sold on a continuous basis by BISYS, and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS Fund Services Limited Partnership ("BISYS"), Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at the Adviser or the Adviser's affiliated entities (collectively, "Entities"). Customers purchasing Shares of the Fund may include officers, directors, or employees of the Adviser or the Entities.

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical, or (ii) it is not reasonably practical for the Trust to determine the fair value of its net assets.

                             MANAGEMENT OF THE Trust

TRUSTEES AND OFFICERS

         Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

         The names of the Trustees and officers of the Trust, their addresses, ages and principal occupations during the past five years are provided in the tables below. Trustees that are deemed "interested persons," as defined in the 1940 Act, are listed as "Interested Trustees" in the table. Trustees who are not interested persons are referred to as Independent Trustees.

INTERESTED TRUSTEES*


-----------------------------------------------------------------------------------------------------------------------------------
                                             TERM OF              PRINCIPAL         NUMBER OF FUNDS IN
                           POSITION(S)     OFFICE** AND         OCCUPATION(S)          FUND COMPLEX                 OTHER
                            HELD WITH       LENGTH OF         DURING PAST FIVE         OVERSEEN BY              DIRECTORSHIPS
 NAME, ADDRESS AND AGE      THE FUNDS      TIME SERVED              YEARS               TRUSTEE***             HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
Walter B. Grimm(1)           Trustee     Indefinite;       Co-Owner, Leigh                    15         American Performance Funds
3435 Stelzer Road                        4/97 to present   Investments, Inc.
Columbus, OH 43219                                         (Real Estate) -                               The Coventry Group
                                                           1/06 to present;
Date of Birth: 6/30/1945                                   Employee of BISYS Fund                        Legacy Funds Group
                                                           Services
                                                           6/92 to 9/05                                  Performance Funds Trust
-----------------------------------------------------------------------------------------------------------------------------------



* Mr. Grimm is considered to be an "interested person" of the Trust as defined in the 1940 Act due to his previous employment with BISYS Fund Services, the Fund's distributor and administrator. Mr. Grimm ceased to be an employee of BISYS Fund Services effective after December 31, 2005.

INDEPENDENT TRUSTEES


--------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF FUNDS
                                                   TERM OF           PRINCIPAL             IN FUND
                               POSITION(S)      OFFICE** AND       OCCUPATION(S)         COMPLEX***           OTHER
                                HELD WITH      LENGTH OF TIME    DURING PAST FIVE        OVERSEEN BY      DIRECTORSHIPS
 NAME, ADDRESS AND AGE          THE FUNDS          SERVED              YEARS               TRUSTEE       HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Diane E. Armstrong               Trustee       Indefinite;       Principal of King            15        The Coventry Group
3435 Stelzer Road                              2/06 to present   Dodson Armstrong
Columbus, OH 43219                                               Financial Advisors,
Date of Birth: 7/02/1964                                         Inc. - 8/03 to
                                                                 present; Director of
                                                                 Financial Planning,
                                                                 Hamilton Capital
                                                                 Management - 4/00 to
                                                                 8/03
--------------------------------------------------------------------------------------------------------------------------
James H. Woodward                Trustee        Indefinite;       Chancellor,               15            The Coventry Group
9201 University City Blvd.                      4/97 to present   University of
Charlotte, NC 28223                                               North Carolina
Date of Birth:  11/24/1939                                        at Charlotte --
                                                                  7/89 to 7/05

Michael Van Buskirk              Trustee        Indefinite;       Chief Executive           15            The Coventry Group
3435 Stelzer Road                and Chairman   4/97 to present   Officer, Ohio
Columbus, OH 43219               of the Board                     Bankers Assoc.
Date of Birth:  2/22/1947                                         (industry trade
                                                                  association)
                                                                  -- 5/91 to
                                                                  present

Maurice Stark                    Trustee        Indefinite;       Consultant,               15            The Coventry Group
7662 Cloister Drive                             3/04 to present   (part-time)
Columbus, OH 43235                                                Battelle
Date of Birth: 9/23/1935                                          Memorial
                                                                  Institute --
                                                                  1/95 to present

**  Trustees hold their position until their resignation or removal.

*** The "Fund Complex" consists of the Trust and The Coventry Group.

OFFICERS WHO ARE NOT TRUSTEES


                                                                            TERM OF OFFICE AND LENGTH      PRINCIPAL OCCUPATION(S)
  NAME, ADDRESS, AND DATE OF BIRTH        POSITION(S) HELD WITH TRUST             OF TIME SERVED             DURING PAST 5 YEARS
  --------------------------------     ---------------------------------   ---------------------------   ---------------------------
R. Jeffrey Young                       President                           Indefinite; 9/05 to present   Employee of BISYS Fund
3435 Stelzer Road                                                                                        Services (10/93 to present)
Columbus, OH 43219
Date of Birth: 8/22/1964

Eric Phipps                            Anti-Money Laundering Officer and   Indefinite; 11/06 to          Employee of BISYS Fund
3435 Stelzer Road Columbus, OH 43219   Chief Compliance Officer            present                       Services (6/06 to present);
Date of Birth: 6/20/71                                                                                   United States Securities
                                                                                                         and Exchange Commission
                                                                                                         (10/04 to 5/06); Director -
                                                                                                         Compliance Services, BISYS
                                                                                                         Fund Services (12/95 to
                                                                                                         10/04)

Linda A. Durkin                        Treasurer                           Indefinite; 11/06 to present  Employee of BISYS Fund
3435 Stelzer Road                                                                                        Services (9/06 to present);
Columbus, OH 43219                                                                                       Employee of Investor Bank
Date of Birth: 11/1/1960                                                                                 and Trust (2/06 to 9/06);
                                                                                                         Employee of R R Donnelley,
                                                                                                         (6/03 to 1/06); Vice
                                                                                                         President-Director of Fund
                                                                                                         Administration, Mercantile
                                                                                                         - Safe Deposit and Trust
                                                                                                         Co. (1993-2002).



The officers of the Trust are "interested persons" (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.


BOARD COMMITTEES

         Valuation Committee

         The Board of Trustees has a Valuation Committee whose function is to monitor the valuation of portfolio securities and other investments and, as required by the Trust's valuation policies, when the Board is not in session, it shall determine the fair value of portfolio holdings after consideration of all relevant factors, which determinations shall be reported to the full Board. The Valuation Committee consists of at least two Independent Trustees. The Valuation Committee did not hold any meetings in the last fiscal year.

         Audit Committee

         The Board of Trustees has an Audit Committee, comprised of the Independent Trustees, whose function is to oversee the financial reporting and internal controls of the Trust. The Audit Committee: (i) recommends to the Board of Trustees the selection of an independent public accounting firm; (ii) annually reviews the scope of the proposed audit, the audit procedures to be utilized and the proposed audit fees; (iii) reviews the annual audit with the independent auditors; and (iv) reviews the adequacy and effectiveness of internal controls and procedures. The Audit Committee held two meetings during the past fiscal year.

         Nominating Committee

         The Board of Trustees has a Nominating Committee that recommends nominations for membership on the Board. The Committee evaluates candidates' qualifications for Board membership and, with respect to nominees for positions as Independent Trustees, their independence from the Fund's investment adviser and other principal services providers. The Committee meets as necessary to identify and evaluate nominees for Trustee and to make its recommendations to the Board. The Nominating Committee is composed of all of the Independent Trustees of the Trust. The Nominating Committee does not consider nominees recommended by shareholders. During the last fiscal year, the Nominating Committee did not hold any meetings.

OWNERSHIP OF SECURITIES

     As of the date of this Statement of Additional Information, the Trust's Trustees and officers, as a group, owned less than 1% of the Fund's outstanding Shares. For the year ended December 31, 2006, the dollar range of equity securities owned beneficially by each Trustee in the Fund and in any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund is as follows:

INTERESTED TRUSTEES


---------------------------------------------------------------------------------------------------------------------
                                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                           IN ALL REGISTERED INVESTMENT COMPANIES
                                            DOLLAR RANGE OF EQUITY       OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
            NAME OF TRUSTEE                 SECURITIES IN THE FUND*                       COMPANIES
---------------------------------------------------------------------------------------------------------------------
Walter B. Grimm                                       None                                   None
---------------------------------------------------------------------------------------------------------------------


INDEPENDENT TRUSTEES


---------------------------------------------------------------------------------------------------------------------
                                                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                           IN ALL REGISTERED INVESTMENT COMPANIES
                                            DOLLAR RANGE OF EQUITY       OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                             SECURITIES IN THE FUND                        COMPANIES
---------------------------------------------------------------------------------------------------------------------
Diane E. Armstrong                                    None                                   None
---------------------------------------------------------------------------------------------------------------------
Maurice G. Stark                                      None                                   None
---------------------------------------------------------------------------------------------------------------------
Michael M. Van Buskirk                          $50,001-$100,000                        Over $100,000
---------------------------------------------------------------------------------------------------------------------
James H. Woodward                                     None                                   None
---------------------------------------------------------------------------------------------------------------------


* The Fund had not commenced operations as of December 31, 2006 and therefore shares of the Funds were not offered during the covered period.

         The Officers of the Trust (other than the Chief Compliance Officer) receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services may receive fees pursuant to the Distribution and Shareholder Services Plan. BISYS Fund Services Ohio, Inc. ("BISYS") receives fees from the Fund for acting as administrator and transfer agent and for providing certain fund accounting services. Messrs. Young, Bresnahan and Stevens are employees of BISYS.

         Trustees of the Trust not affiliated with BISYS or BISYS Fund Services receive from the Trust, effective as of April 1, 2006, the following fees: a quarterly retainer fee of $2,000 per quarter; a regular meeting fee of $3,000 per meeting; a special in-person meeting fee of $1,000; a telephonic meeting fee of $500; an Audit Committee fee of $1,000 per meeting; and a $500 per meeting fee for all other committee meetings. Trustees are also reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are employed by BISYS or BISYS Fund Services do not receive compensation from the Trust.

For the fiscal year ended December 31, 2006 the Trustees received the following compensation from the Trust and from certain other investment companies (if applicable) that have the same investment advisor as the Fund or an investment advisor that is an affiliated person of the Trust's investment advisor:

---------------------------------------------------------------------------------------------------------------------
                                                           PENSION OR                             TOTAL COMPENSATION
                                                      RETIREMENT BENEFITS    ESTIMATED ANNUAL      FROM THE FUND AND
                            AGGREGATE COMPENSATION     ACCRUED AS PART OF      BENEFITS UPON      FUND COMPLEX** PAID
     NAME OF TRUSTEE            FROM THE FUND*           FUNDS EXPENSES         RETIREMENT          TO THE TRUSTEES
---------------------------------------------------------------------------------------------------------------------
James H. Woodward                   $0                         $0                   $0                 $22,000
---------------------------------------------------------------------------------------------------------------------
Michael Van Buskirk                 $0                         $0                   $0                 $20,250
---------------------------------------------------------------------------------------------------------------------
Walter B. Grimm                     $0                         $0                   $0                 $19,750
---------------------------------------------------------------------------------------------------------------------
Maurice Stark                       $0                         $0                   $0                 $20,750
---------------------------------------------------------------------------------------------------------------------
Diane Armstrong***                  $0                         $0                   $0                 $20,750
---------------------------------------------------------------------------------------------------------------------


* The Fund had not commenced operations as of December 31, 2006 and therefore did not make any payments during the covered period.


*** Ms. Armstrong became a Trustee of the Trust as of February, 2006.



** The Fund Complex consists of the Trust and The Coventry Group


INVESTMENT ADVISER


         Investment advisory services are provided to the Fund by EM Capital Management, LLC (the "Adviser"), pursuant to an Investment Advisory Agreement dated as of March 1, 2007. Under the terms of the Investment Advisory
Agreement, the Adviser has agreed to provide investment advisory services as described in the Prospectus of the Fund. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.20% of the Fund's first $500 million in net assets; 0.90% of the next $500 million in net assets; 0.80% of the next $500 million in net assets; 0.70% of the next $500 million in net assets; 0.65% of the next $1 billion in net assets; and 0.60% of net assets in excess of $3 billion. The Adviser may, from time to time, voluntarily reduce all or a portion of its advisory fee with respect to the Fund.


         The Adviser has contractually agreed, until April 30, 2008, pursuant to the terms of an Expense Limitation Agreement, to waive fees and/or reimburse the Fund to the extent necessary to maintain the Fund's total fund operating expenses for Class A, Class C and Class I shares at 2.30%, 2.80% and 1.80%, respectively, provided that these limits do not apply to increases due to brokerage costs, interest, taxes and dividends and extraordinary expenses. The Fund has agreed to repay the Adviser for amounts that were waived or reimbursed by the Adviser pursuant to the Expense Limitation Agreement for a period of up to three years after such waiver or reimbursement was made to the extent that such payment does not cause the total fund operating expenses for a class of shares of the Fund to exceed the above limits and the repayment is made within three years after the year in which the Adviser incurred the expense.

         Unless sooner terminated, the Investment Advisory Agreement will continue in effect until March 1, 2008, and year to year thereafter for successive annual periods if, as to the Fund, such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of the Fund, and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to the Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of the Fund, or by the Adviser. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


         The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

PORTFOLIO MANAGER INFORMATION


         Robert K. Bell, Chartered Financial Analyst, serves as Lead Portfolio Manager for the Fund. Dhruba Gupta CA and Seth R. Freeman, CIRA serve as Co-Portfolio Managers. The following table lists the number and types of other accounts managed by the Portfolio Managers and assets under management in those accounts as of March 31, 2007:




--------------------------------------------------------------------------------------------------------------------
                                                   OTHER POOLED
                   OTHER REGISTERED     ASSETS      INVESTMENT     ASSETS                   ASSETS     TOTAL ASSETS
PORTFOLIO         INVESTMENT COMPANY  MANAGED ($     VEHICLE     MANAGED ($     OTHER     MANAGED ($    MANAGED ($
MANAGER                ACCOUNTS        MILLIONS)     ACCOUNTS     MILLIONS)    ACCOUNTS    MILLIONS)    MILLIONS)
--------------------------------------------------------------------------------------------------------------------
ROBERT K. BELL            0               n/a           0            n/a          0            $            $

DHRUBA GUPTA              0               n/a           0            n/a          0            $            $

SETH R. FREEMAN           0               n/a           0            n/a          0            $            $
--------------------------------------------------------------------------------------------------------------------

         Portfolio managers at the Adviser may manage accounts for multiple clients. Portfolio managers at the Adviser make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Even where multiple accounts are managed by the same portfolio manager within the same investment discipline, however, the Adviser may take action with respect to one account that may differ from the timing or nature of action taken, with respect to another account. Accordingly, the performance of each account managed by a portfolio manager will vary.

         The compensation of the portfolio managers varies with the general success of the Adviser as a firm. Each portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the overall performance of the Adviser for the given time period. The portfolio manager's compensation is not linked to any specific factors, such as the Fund's performance or asset level.

         The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the potential conflicts associated with managing multiple accounts for multiple clients.

         The dollar range of equity securities beneficially owned by the Fund's portfolio manager in the Fund will be included in subsequent filing materials.

CODE OF ETHICS

         The Trust, the Adviser and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the Investment Company Act of 1940, applicable to securities trading practices of their respective personnel. Each Code permits covered personnel to trade in securities in which the Fund may invest, subject to certain restrictions and reporting requirements.

PORTFOLIO TRANSACTIONS

         Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of the Trust and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute the Fund's portfolio transactions.

         Purchases and sales of portfolio securities with respect to fixed income securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price.

         Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

         Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Adviser may receive orders for transactions on behalf of the Fund. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing the Fund's brokerage transactions which is in excess of the amount of commission another broker would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of that particular transaction or in terms of all of the accounts over which it exercises investment discretion. Any such research and other statistical and factual information provided by brokers to the Fund or to the Adviser is considered to be in addition to and not in lieu of services required to be performed by the Adviser under its agreement regarding management of the Fund. The cost, value and specific application of such information are indeterminable and hence are not practicably allocable among the Funds and other clients of the Adviser who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients.

         Under the Investment Advisory Agreement the Adviser is permitted to pay higher brokerage commissions for brokerage and research services in accordance with Section 28 (e) of the Securities Exchange Act of 1934. In the event the Adviser does follow such a practice, it will do so on a basis which is fair and equitable to the Trust and the Fund.

         While the Adviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction, for reasons discussed above.

         Except as otherwise disclosed to the Shareholders of the Fund and as permitted by applicable laws, rules and regulations, the Trust will not, on behalf of the Fund, execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Adviser, BISYS, or their affiliates, and will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

         Investment decisions for the Fund are made independently from those for the other funds of the Trust or any other investment company or account managed by the Adviser. Any such other fund, investment company or account may also invest in the same securities as the Trust on behalf of the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another fund of the Trust, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other fund, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory Agreement, in making investment recommendations for the Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Adviser, any of its parents or subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Fund or any other fund of the Trust.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING SERVICES


         BISYS Ohio serves as administrator and transfer agent for the Fund and also provides fund accounting services to the Fund pursuant to a Master Services Agreement dated as of January 1, 2007 (the "Master Services Agreement"). As administrator, BISYS Ohio assists in supervising all operations of the Fund and has agreed to maintain office facilities; furnish statistical and research data, clerical, certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Commission on Form N-SAR or any replacement forms therefor; compile data for, assist the Trust or its designee in the preparation of, and file all of the Fund's federal and state tax returns and required tax filings other than those required to be made by the Fund's custodian; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; assist to the extent requested by the Trust with the Trust's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the Commission required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of the Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Fund's operations.

         BISYS Ohio also serves as transfer agent for the Fund pursuant to the Master Services Agreement. Pursuant to such Agreement, BISYS, as the transfer agent, among other things, performs the following services in connection with the Fund's shareholders of record: maintenance of shareholder records for the Fund's shareholders of record; processing shareholder purchase and redemption orders; processing transfers and exchanges of shares of the Fund on the shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of shareholder reports and proxy solicitation materials.

         In addition, BISYS Ohio provides certain fund accounting services to the Fund pursuant to the Master Services Agreement. Under the Master Services Agreement, BISYS Ohio maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with the Fund's custodian, affirmation to the Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Fund's custodian of all daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

         BISYS Ohio receives a fee from the Fund for its services provided under the Master Services Agreement and expenses assumed pursuant to the Master Services Agreement that is calculated daily and paid periodically based upon the amount of the Fund's average daily net assets and it also receives specific fees for individual services performed under the Agreement.

         Unless sooner terminated as provided therein, the Master Services Agreement's term expires on January 1, 2010. The Master Services Agreement thereafter shall be renewed automatically for successive one-year terms, unless written notice not to renew is given by the non-renewing party to the other party. The Master Services Agreement is terminable with respect to the Fund only upon mutual agreement of the parties to the Agreement and for cause (as defined in the Agreement) by the party alleging cause, on not less than 60 days' notice by the Trust's Board of Trustees or by the Administrator.

         The Agreement provides that BISYS Ohio shall not be liable for any error of judgment or mistake of law or any loss suffered by the Fund in connection with the matters to which the Master Services Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by BISYS Ohio of its obligations and duties thereunder.

DISTRIBUTOR

         BISYS serves as agent for the Fund in the distribution of its Shares pursuant to a Distribution Agreement dated as of April 30, 2007 (the "Distribution Agreement"). Unless otherwise terminated, the Distribution Agreement will continue in effect for successive annual periods if, as to the Fund, such continuance is approved at least annually by (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, BISYS enters into selling agreements with intermediaries that solicit orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. BISYS receives annual compensation of $20,000 under the Distribution Agreement with the Trust. BISYS has entered into a Distribution Services Agreement with the Adviser in connection with BISYS' services as distributor of the Fund pursuant to which the Adviser undertakes to pay BISYS amounts owed to BISYS under the terms of the Distribution Agreement to the extent that the Fund is not otherwise authorized to make such payments.

         The Trust has adopted a Service and Distribution Plan for Class A and Class C Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which the Class A Shares of the Fund are authorized to pay the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates or subsidiaries incur (with all of the foregoing organizations being referred to as "Service Organizations") for providing administration, distribution or shareholder service assistance to the Fund. Payments to such Service Organizations may be made pursuant to agreements entered into with BISYS Fund Services. The Plan authorizes the Fund to make payments to the Distributor in an amount not to exceed, on an annual basis, 0.50% of the average daily net assets of Class A Shares of the Fund and up to 1.00% of the average daily net assets of Class C Shares.

         As required by Rule 12b-1, the Plan was approved by the initial Shareholders of the Fund and by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan may be terminated as to the Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding Shares of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires Shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its Shareholders.

         The Board of Trustees of the Trust believes that the Plan is in the best interests of the Fund since it encourages Fund growth and maintenance of Fund assets. As the Fund grows in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

         BISYS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Fund's Shares including, but not limited to, those discussed above.

CUSTODIAN

         Union Bank of California, N.A., 350 California Street, San Francisco, California 94104 (the "Custodian"), has been selected to serve as the Fund's custodian. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


         The independent registered public accounting firm of Ernst & Young LLP performs an annual audit of the Fund's financial statements and provides other related services. Reports of their activities are provided to the Trust's Board of Trustees.


LEGAL COUNSEL


          Thompson Hine LLP, 10 W. Broad Street, Columbus, Ohio 43215, serves as counsel to the Trust.



                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Trust is a Massachusetts business trust that was organized on July 20, 1994. The Trust's Declaration of Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and was filed with the Secretary of the State on that date. The Declaration of Trust, as amended and restated, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust currently has multiple series of Shares which represent interests in each series of the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of the Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of the Fund will be required in connection with a matter, the Fund will be deemed to be affected by a matter unless it is clear that the interests of the Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of the Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

         Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that Shareholders shall not by subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of Trust property of any shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, and thus should be considered remote.

         The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees of the Trust shall look solely to the assets of the Trust for payment.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

         As used in the Prospectus and this SAI, a "vote of a majority of the outstanding Shares" of the Trust of the Fund means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at a meeting at which the holders of more than 50% of the votes attributable to Shareholders of record of the Trust of the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Funds and the purchase, ownership, and disposition of Fund shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to Shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

         The Fund is treated as a separate entity for federal income tax purposes and intends each year to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, net income derived from interests in one or more qualified publicly traded partnerships; or other income derived with respect to its business of investing in such stock, securities, or currencies; diversify it holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), of two or more issuers with the Fund controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships; and, distribute to its Shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although the Fund expects to qualify as a "regulated investment company" and thus to be relieved of all or substantially all of its federal income tax liability, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its Shareholders). In such event, dividend distributions would be taxable to Shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that the Fund will distribute annually to Shareholders all or substantially all of the Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to Shareholders for federal income tax purposes, even if paid in additional Shares of the Fund and not in cash.

         The excess of net long-term capital gains over short-term capital losses realized and distributed by the Fund and designated as capital gain dividends, whether paid in cash or reinvested in Fund shares, will be taxable to Shareholders. The Code generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains and on certain qualified dividend income. The rate reductions do not apply to corporate taxpayers. The Fund may separately designate distributions of any long-term capital gains or qualified dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualified dividends in order to obtain the benefit of the lower rate. Distributions resulting from the Fund's investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as "qualified foreign corporations." Foreign tax credits associated with dividends from "qualified foreign corporations" will be limited to reflect the reduced U.S. tax on those dividends.

         Any net capital loss realized by the Fund may be carried forward and will be available to offset future net capital gains, if any, for a period of eight years to the extent provided by the Treasury regulations. To the extent that this carryforward is used to offset future capital gains, it is probable that these gains so offset will not be distributed to shareholders.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. The Fund may designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by the Fund for its taxable year that qualifies for the dividends received deduction. Foreign taxes may be imposed on the Fund by foreign countries with respect to its income from foreign securities, if any. It is expected that, because less than 50% in value of the Fund's total assets at the end of its fiscal year will be invested in stocks or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by the Fund. Any such taxes will be taken as a deduction by such Fund.

         Upon the sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the shareholder's basis in the shares. Such a gain or loss will be treated as capital gain or loss taxable at reduced rates if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year. If your tax basis in your shares exceeds the amount of proceeds you receive from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of the Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares required.

         The Fund may be required by federal law to withhold and remit to the U.S. Treasury 28% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund by the Shareholder, if such Shareholder (1) fails to furnish the Trust with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Trust that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information as to the Federal income tax status of all distributions will be mailed annually to each Shareholder.

         Market Discount. If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period.

Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

         Original Issue Discount. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies. Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

         Options, Futures and Forward Contracts. Any regulated futures contracts and certain options (namely, non-equity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized.

         Transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to Shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Constructive Sales. Certain Code provisions may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.

         Section 988 Gains or Losses. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its Shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to Shareholders, rather than as an ordinary dividend, reducing each Shareholder's basis in his or her Fund shares.

         Passive Foreign Investment Companies. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that is available in some circumstances, the Fund would include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another available election the Fund's PFIC shares at the end of each taxable year would be marked to market, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

         Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Fund elects to follow certain procedures. The Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

         Investment Through Mauritius. The Fund will operate, in part, through the EM Capital India Master Fund, Ltd., an entity formed in the Republic of Mauritius which is deemed to be a tax resident of Mauritius and which will be treated as a partnership for United States federal tax purposes. This is being done in order to allow the Fund to take advantage of the currently effective tax treaty that is in place between India and Mauritius. The Supreme Court of India has previously upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty's applicability to certain foreign entities. Any change in the provision of this treaty or in its applicability to the Fund or the EM Capital India Master Fund, Ltd. could result in the imposition of various taxes on the Fund by India, which could reduce the return to the Fund on its investments.

PERFORMANCE CALCULATIONS

         Yield and Total Return Calculations

         Yield Calculations. Yields of the Fund will be computed by dividing the net investment income per share (as described below) earned by the Fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of Shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                       a - b
                     Yield = 2 (------- + 1) to the 6th power - 1
                                        cd

           Where:    a    =    dividends and interest earned during the period.

                     b    =    expenses accrued for the period (net of
                               reimbursements).

                     c    =    the average daily number of Shares outstanding
                               during the period that were entitled to receive dividends.

                     d    =    maximum offering price per Share on the last day
                               of the period.

         For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last Business Day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

         Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter.

         During any given 30-day period, the Adviser or Administrator may voluntarily waive all or a portion of its fees with respect to the Fund. Such waiver would cause the yield of the Fund to be higher than it would otherwise be in the absence of such a waiver.

         Total Return Calculations. Average annual total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

         The Fund computes its average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                      ERV
             Average Annual Total Return = ( --- ) 1/n - 1
                                                       P

Where:             ERV =     ending redeemable value at the end of the
                             period covered by the computation of a
                             hypothetical $1,000 payment made at the
                             beginning of the period.

                   p   =     hypothetical initial payment of $1,000.

                   n   =     period covered by the computation, expressed
                             in terms of years.

         The Fund computes its aggregate total returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                 ERV
             Aggregate Total Return = ( --- ) 1/n - 1
                                                  P

Where:             ERV =     ending redeemable value at the end of the
                             period covered by the computation of a
                             hypothetical $1,000 payment made at the
                             beginning of the period.

                   p   =     hypothetical initial payment of $1,000.

         The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         The Fund computes its average annual total return after taxes on distributions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions but not after taxes on redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                         ATVD
Average Annual Total Return After Taxes = [------ to the 1/nth power -1]
              (after taxes on distributions)               P

Where:             P      =  a hypothetical initial payment of $1,000.

                   n      =  number of years.

                   ATVD   =  ending value of a hypothetical
                             $1,000 payment made at the beginning
                             of the 1-, 5-, or 10-year periods at
                             the end of such periods after taxes
                             on fund distributions but not after
                             taxes on redemption.

         The Fund computes its average annual total return after taxes on distributions and redemptions by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment after taxes on fund distributions and redemptions. This is done by dividing the ending redeemable value after taxes on fund distributions and redemptions of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                                    ATVDR
Average Annual Total Return After Taxes         = [(----) to the 1/nth power -1]
(after taxes on distributions and redemptions)        P

Where:             P      =  a hypothetical initial payment of $1,000.

                   n      =  number of years.

                   ATVDR  =  ending value of a hypothetical
                             $1,000 payment made at the beginning
                             of the 1, 5, or 10-year periods at
                             the end of such periods, after taxes
                             on fund distributions and redemption.

         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PERFORMANCE COMPARISONS

         Investors may analyze the performance results of the Fund by comparing them to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices such as those prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation and to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, Morningstar, Inc., Ibbotson Associates, CDA/Wiesenberger, The New York Times, Business Week, U.S.A. Today and local periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and reports to shareholders. The Fund may also include in advertisements and reports to shareholders information discussing the performance of the Adviser in comparison to other investment advisors and to other banking institutions.

         From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Trust may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

         Current yields or total return will fluctuate from time to time and are not necessarily representative of future results. Accordingly, the Fund's yield or total return may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and total return are functions of the Fund's quality, composition and maturity, as well as expenses allocated to the Fund. Fees imposed upon Customer accounts by the Adviser or its affiliated or correspondent banks for cash management services will reduce the Fund's effective yield and total return to Customers.

PRINCIPAL SHAREHOLDERS

         As of the date of this Statement of Additional Information, no persons or entities owned beneficially or of record 5% or more of the Fund's outstanding shares other than the Adviser which owned 100% of the Fund's then outstanding shares. Persons or entities owning more than 25% of the Fund's voting securities may be deemed to be control persons of the Fund because they can effect control on the voting securities of other security holders.

PROXY VOTING

         The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the "Trust Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

         The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30th of each year will be available

(1) without charge, upon request, by calling 1-877-xxx-xxxx, and (2) on the Funds' Form N-PX on the Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF FUND PORTFOLIO HOLDINGS

         The Board of Trustees has adopted policies and procedures for the public and nonpublic disclosure of the Fund's portfolio securities. A complete list of the Fund's portfolio holdings is made publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. As a general matter, in order to protect the confidentiality of the Fund's portfolio holdings, no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except: (1) to service providers that require such information in the course of performing their duties (such as the Fund's custodian, fund accountants, investment adviser, administrator, independent registered public accounting firm, attorneys, officers and trustees and each of their respective affiliates and advisors) and are subject to a duty of confidentiality; (2) in marketing materials, provided that the information regarding the portfolio holdings contained therein is at least fifteen days old; or (3) pursuant to certain enumerated exceptions that serve a legitimate business purpose. These exceptions include: (1) disclosure of portfolio holdings only after such information has been publicly disclosed, and (2) to third-party vendors, such as Morningstar Investment Services, Inc. and Lipper Analytical Services that (a) agree to not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund before the portfolio holdings or results of the analysis become publicly available; and (b) sign a written confidentiality agreement, or where the Board of Trustees has determined that the polices of the recipient are adequate to protect the information that is disclosed. The confidentiality agreement must provide, among other things, that the recipient of the portfolio holdings information agrees to limit access to the portfolio information to its employees (and agents) who, on a need to know basis, are (1) authorized to have access to the portfolio holdings information and (2) subject to confidentiality obligations, including duties not to trade on non-public information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement. Such disclosures must be authorized by the President or Chief Compliance Officer of the Adviser and shall be reported periodically to the Board.

         Neither the Fund nor the Adviser may enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any exceptions to the policies and procedures may only be made by the consent of a majority of the Board of Trustees upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Fund. Any amendments to these policies and procedures must be approved and adopted by the Board of Trustees. The Board may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio holdings information beyond those found in the policies and procedures, as necessary.

MISCELLANEOUS

         Individual Trustees are elected by the Shareholders and, subject to removal by the vote of two-thirds of the Board of Trustees, serve for a term lasting until the next meeting of shareholders at which Trustees are elected. Such meetings are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the Shareholders voting not less than a majority of the Shares then outstanding, cast in person or by proxy at any meeting called for that purpose, or by a written declaration signed by Shareholders voting not less than two-thirds of the Shares then outstanding.

         The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

         The Prospectus and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS


         The financial statements of the Fund will be included in annual and semi-annual reports to shareholders and the annual reports will included financial statements that have been audited by Ernst & Young LLP, the Fund's independent registered public accounting firm.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------
         ITEM 23.  EXHIBITS
                (a)(1) Form of Amended and Restated Declaration of Trust dated July 20, 1994, as amended and restated February 5, 1997 and November 20, 2002 (1)


                (a)(2) Establishment and Designation of Series of Shares (The EM Capital India Gateway Fund) is filed herewith


                (b)      By-Laws(2)

                (c) Articles V and VI of the Registrant's Amended and Restated Declaration of Trust define rights of holders of Shares.


                (d) Investment Advisory Agreement between Registrant and EM Capital Management, LLC is filed herewith



                (e)(1) Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership is filed herewith



                (e)(2)   Distribution Services Agreement is filed herewith


                (f)      Not Applicable


                (g) Form of Custody Agreement between Registrant and Union Bank of California is filed herewith



                (h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. is filed herewith



                (h)(2)   Expense Limitation Agreement is filed herewith



                (h)(3)   Compliance Services Agreement is filed herewith



                (i)      Opinion and Consent of Counsel is filed herewith



                (j)      Not Applicable



                (k)      Not Applicable

                  (l)      Not Applicable


                  (m)      Service and Distribution Plan is filed herewith


                  (n)      Not Applicable


                  (o)      Not Applicable


                  (p)(1)   Code of Ethics of Registrant(3)


                  (p)(2) Code of Ethics of EM Capital Management, LLC is filed herewith


__________________

1.       Filed with Post-Effective Amendment No. 21 on April 28, 2003.
2.       Filed with Pre-Effective Amendment No. 1 on February 5, 1997.
3.       Filed with Post-Effective Amendment No. 9 filed April 28, 2000.




ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.
ITEM 25.          INDEMNIFICATION
                  Reference is made to Article IV of the Registrant's Amended and Restated Declaration of Trust (Exhibit (a)(1)) which is incorporated by reference herein.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
                  (a) EM Capital Management, LLC is the investment adviser for the Fund. The business and other connections of EM Capital Management, LLC are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of EM Capital Management, LLC as currently filed with the SEC which is incorporated by reference herein.

ITEM 27.          PRINCIPAL UNDERWRITER
                   (a) BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies;
                   American Independence Funds Trust
                   American Performance Funds
                   The Bjurman, Barry Funds


                   Commonwealth International Series Trust


                   The Coventry Group
                   The Coventry Funds Trust
                   Excelsior Funds, Inc.
                   Excelsior Funds Trust
                   Excelsior Tax-Exempt Funds, Inc.
                   First Focus Funds, Inc.
                   The Hirtle Callaghan Trust
                   HSBC Advisor Funds Trust
                   HSBC Investor Funds
                   HSBC Investor Portfolios
                   Legacy Funds Group
                   Pacific Capital Funds
                   STI Classic Funds
                   STI Classic Variable Trust


                   Allianz Variable Insurance Products Trust



                   Allianz Variable Insurance Products Fund of Funds


                   Vintage Mutual Funds, Inc.

                   BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street, 15th Floor, Boston, Massachusetts, 02110. Office of Supervisory Jurisdiction(OSJ) Branch is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

                  (b) Information about Directors and Officers of BISYS is as follows:


Name                   Position with Underwriter
----------------       ---------------------------------------------------------
Brian K. Bey           President and Director
Elliott Dobin          Secretary
Andrew H. Byer         Chief Compliance Officer
Wayne A. Rose          Assistant Chief Compliance Officer
James E. Pike          Financial and Operations Principal


                  (c)      Not Applicable

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS
                  (a) In connection with the Fund, the accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of EM Capital Management, LLC, 61 Moraga Way, Suite 207, Orinda, California 94563 (records relating to its function as investment adviser for the Fund); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager, administrator and distributor), BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent) and Union Bank of California, N.A., 350 California Street, San Francisco, California 94104 (records relating to its function as custodian).
ITEM 29.          MANAGEMENT SERVICES
                  Not Applicable.
ITEM 30.          UNDERTAKINGS
                  None

                               SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 33 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus in the State of Ohio on the 10th day of May, 2007.


                            THE COVENTRY FUNDS TRUST

                                    By:     /s/ R. Jeffrey Young
                                            ---------------------
                                            R. Jeffrey Young
                                            President
         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                               Title                                       Date
-----------                             ------                                      ------
/s/Walter B. Grimm                      Trustee                                     May 10, 2007
------------------------
Walter B. Grimm*

/s/ Diane E. Armstrong                  Trustee                                     May 10, 2007
------------------------
Diane E. Armstrong*

/s/ Maurice G. Stark                    Trustee                                     May 10, 2007
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee                                     May 10, 2007
------------------------
Michael M. Van Buskirk*

/s/ James H. Woodward                   Trustee                                     May 10, 2007
------------------------
James H. Woodward*

/s/ R. Jeffrey Young                    President                                   May 10, 2007
------------------------                (Principal Executive Officer)
R. Jeffrey Young

/s/ Linda Durkin                        Treasurer (Principal                        May 10, 2007
------------------------                Financial and Accounting Officer)
Linda Durkin


         /s/ Michael V. Wible
         --------------------------------------
         Michael V. Wible, as attorney-in-fact



* Pursuant to power of attorney filed with Post-Effective Amendment No. 31 on April 10, 2006.

                                 EXHIBIT INDEX


Exhibit No.                          Description
-----------                          -----------
23(a)(2)      Establishment and Designation of Series of Shares

23(d)         Investment Advisory Agreement

23(e)(1)      Distribution Agreement

23(e)(2)      Distribution Services Agreement

23(g)         Form of Custody Agreement

23(h)(1)      Master Services Agreement

23(h)(2)      Expense Limitation Agreement

23(h)(3)      Amendment to Compliance Services Agreement

23(i)         Opinion and Consent of Counsel

23(m)         Service and Distribution Plan

23(p)(2)      Code of Ethics of EM Capital Management, LLC
